Revenues	6 Months Ended
Jun. 30, 2024
Revenues [Abstract]
Revenues

Note 6 – Revenues

The table below provides information regarding receivables, contract assets and contract liabilities deriving from contracts with customers.

For the six months ended June 30, 2024
Thousands of USD

Trade receivables	12,150
Contract liabilities	3,062

The contract liabilities primarily relate to the advance consideration received from customers for contracts containing yearly warranty services. The revenue is recognized on a straight-line basis over the contract period.

In the following tables, the Group’s revenue is disaggregated by major products, primary geographical market and timing of revenue recognition.

Revenues per major products:

	For the six months ended June 30,
	2023	2024
	Thousands of USD	Thousands of USD

Consumables	3,604	4,645
Support services	2,140	2,653
Sales of systems	23,958	21,052
Total revenues	29,702	28,350

Revenues per geographical locations:

	For the six months ended June 30,
	2023	2024
	Thousands of USD	Thousands of USD
Americas	10,263	8,783
Asia Pacific	1,368	2,279
Europe and Israel (*)	18,071	17,288
Total revenues	29,702	28,350

(*)	The Company combined all revenues into the Europe and Israel geography, due to immateriality of the amounts of revenues in Israel.

Revenues per timing of revenue recognition:

	For the six months ended June 30,
	2023	2024
	Thousands of USD	Thousands of USD
Services transferred over time	2,140	2,653
Goods transferred at a point in time	27,562	25,697
Total revenues	29,702	28,350